Expense Example, No Redemption - American Beacon Funds - American Beacon DoubleLine Floating Rate Fund - C Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 181
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	$ 2,104